PRODUCT DEVELOPMENT COLLABORATION	12 Months Ended
Aug. 31, 2021
Interests In Other Entities [Abstract]
PRODUCT DEVELOPMENT COLLABORATION	PRODUCT DEVELOPMENT COLLABORATIONOn March 10, 2021, in conjunction with the strategic investment received as described herein, the Company and BAT entered into a PDC Agreement pursuant to which the CoE was established to focus on developing the next generation of cannabis products with an initial focus on CBD. The CoE is located at the Company’s Moncton Campus, which holds the Health Canada licenses required to conduct research and development (“R&D”) activities with cannabis products. Both companies are contributing scientists, researchers, and product developers to the CoE and it is governed and supervised by a steering committee consisting of an equal number of senior members from both companies. Under the terms of the PDC Agreement, both the Company and BAT have access to certain of each other’s intellectual property (“IP”) and, subject to certain limitations, have the right to independently, globally commercialize the products, technologies and IP created by the CoE pursuant to the PDC Agreement.Pursuant to the terms of the PDC Agreement, $31,109 of the Investment Proceeds was reserved in order to satisfy certain of the Company’s obligations under the PDC Agreement, including the Company’s portion of its funding obligations under a mutually agreed initial budget for the CoE. Costs relating to the CoE are funded equally by the Company and BAT.The CoE is accounted for as a joint operation, in which the Company and BAT contribute 50%. The Company recognized its share of the expenses incurred by the CoE in the statement of operations and comprehensive loss. For the year ended August 31, 2021 , $497 of expenses has been recorded in the statement of operations and comprehensive loss. The Company’s accounts receivable include $192 from BAT, inclusive of capital expenditures.